Interest in Associates	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Interest in Associates
19.	INTEREST IN ASSOCIATES

	2017	2018
Share of net assets	33,233	35,758

The following list contains the particulars of a material associate:

Name	Form of business structure	Place of incorporation and business	Proportion of ownership interest held by a subsidiary	Paid up capital	Principal activities
Tower Company	Incorporated	The PRC	20.65%	RMB 176,008,471,024	Construction, maintenance and operation of communications towers in the PRC (Note 44.2)

The above associate is accounted for using the equity method in the consolidated financial statements.

In August 2018, Tower Company was listed on the SEHK and issued new shares in connection there of, which resulted in a decrease in the Group’s shareholding percentage in Tower Company from 28.1% to 20.65%. The associated dilution has resulted in an increase in the Group’s share of net profit of associates accounted for under equity method by RMB793 million and a one-off reversal of partial realization of unrealized profit from transactions with Tower Company by RMB682 million.

Summarized financial information of the material associate, adjusted for any differences in accounting policies, and reconciled to the carrying amount in the consolidated financial statements, are disclosed below:

	Tower Company
	2017	2018
Current assets	30,517	31,799
Non-current assets	292,126	283,565
Current liabilities	(150,041)	(114,759)
Non-current liabilities	(45,107)	(20,103)
Equity	(127,495)	(180,502)
Revenue	68,665	71,819
Income for the year	1,943	2,650
Total comprehensive income for the year	1,943	2,650
Reconciled to the Group’s interest in the associate:
Net assets of the associate	127,495	180,502
The Group’s effective interest	28.1%	20.65%

	35,826	37,278
Adjustment for the remaining balance of the deferred gain from the Group’s Tower Assets Disposal	(2,784)	(1,780)

Carrying amount in the consolidated financial statements	33,042	35,498

The fair values of the interests in Tower Company is based on quoted market prices (level 1: quoted price (unadjusted) in active markets) at the financial position date without any deduction for transaction costs and disclosed as follows:

	As of December 31, 2018
	Carrying amount Million	Fair value Million
Tower Company	35,498	53,792

Interest in listed associate	35,498	53,792